Schedule of Share Capital (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Beginning balance		$ 35,505,073	$ 33,179,391
Beginning balance, shares		18,598,414	17,389,894
Share issue, private placement			$ 1,740,000
Shares issue, private placement (shares)			957,500
Share based payments			$ 415,832
Share based payments (shares)			186,020
Shares issued to related parties			$ 80,000
Shares issued to related parties (shares)			40,000
Shares issued for assets			$ 100,000
Shares issued for assets (shares)			25,000
Shares issue, Nasdaq inital public offering (shares)	[1]	1,454,546
Share issue, Nasdaq initial public offering	[1]	$ 7,973,486
Issues on conversion of convertible notes (shares)	[2]	475,843
Issues on conversion of convertible notes	[2]	$ 2,542,812
Ending balance		$ 46,021,371	$ 35,515,223
Ending balance, shares		20,528,803	18,598,414	17,389,894
Share issue costs		$ (983,334)	$ (10,150)	$ (52,097)
Net share capital (shares)		20,528,803	18,598,414
Net share capital balance		$ 45,038,037	$ 35,505,073

[1]	The Company issued ordinary shares pursuant to a listing on Nasdaq Capital Markets at US$4.115 per share.
[2]	The Company had issued “Nasdaq convertible notes” which automatically converted to ordinary shares upon the Company listing on Nasdaq Capital Markets (refer to Note 17).